Income Taxes - Schedule of Reconciliation between Income Taxes Expense (Benefit) to (Loss) Income before Income Taxes and Actual Provision for Income Taxes (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Income Taxes And Tax Related [Line Items]
Net (loss) income before provision for income tax	$ 13,419	$ (25,415)	$ (9,326)
Income tax (benefit) expense at statutory tax rate	3,355	(6,354)	(2,332)
Permanent differences	(144)	99	(285)
Change in valuation allowance	(2,315)	4,560	2,355
Effect of income tax rate difference in other jurisdictions	2,754	1,695	262
Effect of tax holidays and preferential tax rates	(3,558)
Provision for income tax	$ 92	$ 0	$ 0
PRC [Member]
Income Taxes And Tax Related [Line Items]
PRC statutory tax rate	25.00%	25.00%	25.00%